Loan capital - Fair value of retail bonds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Loan capital
At January 1,	$ 665,342	$ 647,992
Loan capital finance costs	39,046	38,753	$ 38,538
Interest paid	(37,890)	(37,568)	(33,108)
Foreign exchange losses	15,836	16,165
Bond repurchases	(4,964)
At end of period	677,370	665,342	647,992
Loan capital				$ 667,814	$ 655,880
Loan interest payable				9,556	9,462
Total loan capital	$ 677,370	$ 665,342	$ 647,992	$ 677,370	$ 665,342